JACKSON NATIONAL LIFE INSURANCE COMPANY
JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

1 Corporate Way
Lansing, Michigan 48951

February 19, 2015

Dear Contract Owner:

Enclosed is a notice of a Special Meeting of Shareholders of the Curian Guidance – International Conservative Fund (the “International Conservative Fund” or the “Acquired Fund”), a series of Curian Variable Series Trust (the “Trust”).  The Special Meeting of Shareholders of the Acquired Fund is scheduled to be held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan, 48951, on April 2, 2015 at 10:30 a.m., Eastern Time (the “Meeting”).  At the Meeting, the shareholders of the Acquired Fund will be asked to approve the proposal described below.

The Trust’s Board of Trustees (the “Board”) called the Meeting to request shareholder approval of the reorganization (the “Reorganization”) of the Acquired Fund into the Curian Guidance – Conservative Fund, a series of the Trust (the “Acquiring Fund”).

The Board has approved this proposal.

Both the Acquired Fund and the Acquiring Fund are managed by Curian Capital, LLC (“Curian Capital”).  If the Reorganization is approved and implemented, each person that invests indirectly in an Acquired Fund will automatically become an investor indirectly in the Acquiring Fund.

Pending shareholder approval, on April 24, 2015 (the “Closing Date”), you will indirectly own shares in the Acquiring Fund equal in dollar value to your interest in the Acquired Fund on the Closing Date. No sales charge, redemption fees or other transaction fees will be imposed in the reorganization. The reorganization will not cause any fees or charges under your contract to be greater after the reorganization than before, and the reorganization does not alter your rights under your contract or the obligations of the insurance company that issued the contract.

You may wish to take actions relating to your future allocation of premium payments under your insurance contract to the various investment divisions (“Divisions”) of the separate account. You may execute certain changes prior to the reorganization, in addition to following the reorganization with regard to the Acquiring Fund.

All actions with regard to the Acquired Fund needs to be completed by the Closing Date.  In the absence of new instructions prior to the Closing Date, future premium payments previously allocated to the Acquired Fund Division will be allocated to the Acquiring Fund Division.  The Acquiring Fund Division will be the Division for future allocations under the Dollar Cost Averaging, Earnings Sweep and Rebalancing Programs.  In addition to the Acquiring Fund Division there are other Divisions investing in mutual funds that seek total return and invest globally.  If you want to transfer all or a portion of your Contract Value out of the Acquired Fund Division prior to the reorganization you may do so and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge. In addition, after the reorganization if you want to transfer all or a portion of your Contract Value out of the Acquiring Fund Division you may do so within 60 days following the Closing Date and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge.  You will be provided with an additional notification of this free-transfer policy on or about April 27, 2015.

If you want to change your allocations instructions as to your future premium payments or the programs, if you require summary descriptions of the other underlying funds and Divisions available under your contract, or additional copies of the prospectuses for other funds underlying the Divisions, please contact:

For Jackson variable annuity policies:

Annuity Service Center
P.O. Box 30314
Lansing, Michigan 48909-7814
1-800-644-4565
www.jackson.com

For Jackson New York variable annuity policies:

Jackson of NY Service Center
P.O. Box 30313
Lansing, Michigan 48909-7813
1-800-599-5651
www.jackson.com

An owner of an annuity contract or certificate that participates in the Acquired Fund through the investment divisions of separate accounts established by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York (each, an “Insurance Company”), is entitled to instruct the applicable Insurance Company how to vote the Acquired Fund shares related to the ownership interest in those accounts as of the close of business on February 6, 2015.  The attached Notice of Special Meeting of Shareholders and Proxy Statement and Prospectus concerning the Meeting describe the matters to be considered at the Meeting.

You are cordially invited to attend the Meeting.  Because it is important that your vote be represented whether or not you are able to attend, you are urged to consider these matters and to exercise your voting instructions by completing, dating, signing, and returning the enclosed voting instruction card in the accompanying return envelope at your earliest convenience or by relaying your voting instructions via telephone or the Internet by following the enclosed instructions.  Of course, we hope that you will be able to attend the Meeting, and if you wish, you may vote your shares in person, even though you may have already returned a voting instruction card or submitted your voting instructions via telephone or the Internet.   At any time prior to the Meeting, you may revoke your voting instructions by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone or the Internet, or appearing and voting in person at the Meeting.   Please respond promptly in order to save additional costs of proxy solicitation and in order to make sure you are represented.

Very truly yours,
/s/ Mark D. Nerud
Mark D. Nerud
President and Chief Executive Officer
Curian Variable Series Trust

CURIAN VARIABLE SERIES TRUST

Curian Guidance – International Conservative Fund

7601 Technology Way
Denver, Colorado 80237

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON APRIL 2, 2015

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the Curian Guidance – International Conservative Fund (the “International Conservative Fund” or the “Acquired Fund”) will be held on April 2, 2015, at 10:30 a.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”).

The Meeting will be held to act on the following proposals:

1.
To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the International Conservative Fund into the Curian Guidance – Conservative Fund, also a series of the Trust.

2.	To transact other business that may properly come before the Meeting or any adjournments thereof.

Please note that owners of variable life insurance policies or variable annuity contracts or certificates (the “Contract Owners”) issued by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York (each, an “Insurance Company”) who have invested in shares of the Acquired Fund through the investment divisions of a separate account or accounts of an Insurance Company (“Separate Account”) will be given the opportunity, to the extent required by law, to provide the applicable Insurance Company with voting instructions on the above proposals.

You should read the Proxy Statement and Prospectus attached to this notice prior to completing your proxy or voting instruction card.  The record date for determining the number of shares outstanding, the shareholders entitled to vote and the Contract Owners entitled to provide voting instructions at the Meeting and any adjournments thereof has been fixed as the close of business on February 6, 2015.  If you attend the Meeting, you may vote or give your voting instructions in person.

YOUR VOTE IS IMPORTANT

PLEASE RETURN YOUR PROXY CARD OR VOTING INSTRUCTION CARD PROMPTLY

Regardless of whether you plan to attend the Meeting, you should vote or give voting instructions by promptly completing, dating, signing, and returning the enclosed proxy or voting instruction card for the Acquired Fund in the enclosed postage-paid envelope.  You also can vote or provide voting instructions through the Internet or by telephone using the 14-digit control number that appears on the enclosed proxy or voting instruction card and following the simple instructions.  If you are present at the Meeting, you may change your vote or voting instructions, if desired, at that time.  The Board recommends that you vote or provide voting instructions to vote FOR the proposals.

By order of the Board,
/s/ Mark D. Nerud
Mark D. Nerud
President & Chief Executive Officer

February 19, 2015
Denver, Colorado

ii

JACKSON NATIONAL LIFE INSURANCE COMPANY
JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

CONTRACT OWNER VOTING INSTRUCTIONS
REGARDING A SPECIAL MEETING OF SHAREHOLDERS OF

CURIAN GUIDANCE – INTERNATIONAL CONSERVATIVE FUND
A SERIES OF THE CURIAN VARIABLE SERIES TRUST

TO BE HELD ON APRIL 2, 2015

DATED:  FEBRUARY 19, 2015

GENERAL

Th ese Contract Owner voting instructions are being furnished by Jackson National Life Insurance Company (“Jackson National”), or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and, together, the “Insurance Companies”), each of which is a stock life insurance company, to owners of their variable life insurance policies or variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) who, as of February 6, 2015 (the “Record Date”), had net premiums or contributions allocated to the investment divisions of their separate accounts (the “Separate Accounts”) that are invested in shares of the Curian Guidance – International Conservative Fund (the “International Conservative Fund” or “Acquired Fund”), a series of Curian Variable Series Trust (the “Trust”).

The Trust is a Massachusetts business trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.

Each Insurance Company is required to offer Contract Owners the opportunity to instruct it, as the record owner of all of the shares of beneficial interest in the Acquired Fund (the “Shares”) held by its Separate Accounts, as to how it should vote on the reorganization proposal (the “Proposal”) to be considered at the Special Meeting of Shareholders of the Acquired Fund referred to in the preceding Notice and at any adjournments (the “Meeting”).  The enclosed Proxy Statement and Prospectus, which you should retain for future reference, concisely sets forth information about the proposed reorganization involving the Acquired Fund and a corresponding series of the Trust that a Contract Owner should know before completing the enclosed voting instruction card.

Th ese Contract Owner voting instructions and the accompanying voting instruction card are being mailed to Contract Owners on or about February 19, 2015.

HOW TO INSTRUCT AN INSURANCE COMPANY

To instruct an Insurance Company as to how to vote the Shares held in the investment divisions of its Separate Accounts, Contract Owners are asked to promptly complete their voting instructions on the enclosed voting instruction card(s); and sign, date and mail the voting instruction card(s) in the accompanying postage-paid envelope.  Contract Owners also may provide voting instructions by phone at 1-866-298-8476 or by Internet at our website at www.proxy-direct.com.

If a voting instruction card is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote the Shares in favor of the Proposal.

The number of Shares held in the investment division of a Separate Account corresponding to the Acquired Fund for which a Contract Owner may provide voting instructions was determined as of the Record Date by dividing (i) a Contract’s account value (minus any Contract indebtedness) allocable to that investment division by (ii) the net asset value of one Share of the Acquired Fund.  At any time prior to an Insurance Company’s voting at the Meeting, a Contract Owner may revoke his or her voting instructions with respect to that investment division by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing

i

later-dated voting instructions by a voting instruction card, telephone or the Internet, or appearing and voting in person at the Meeting.

HOW AN INSURANCE COMPANY WILL VOTE

An Insurance Company will vote the Shares for which it receives timely voting instructions from Contract Owners in accordance with those instructions.  Shares in each investment division of a Separate Account for which an Insurance Company receives a voting instruction card that is signed, dated and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of the Proposal.  Shares in each investment division of a Separate Account for which an Insurance Company receives no timely voting instructions from a Contract Owner, or that are attributable to amounts retained by an Insurance Company or its affiliate as surplus or seed money, will be voted by the applicable Insurance Company either for or against approval of the Proposal, or as an abstention, in the same proportion as the Shares for which Contract Owners (other than the Insurance Company) have provided voting instructions to the Insurance Company. Similarly, the Insurance Companies and their affiliates will vote their own shares and shares held by other regulated investment companies in the same proportion as voting instructions timely given by Contract Owners.

OTHER MATTERS

The Insurance Companies are not aware of any matters, other than the Proposal, to be acted on at the Meeting.  If any other matters come before the Meeting, an Insurance Company will vote the Shares upon such matters in its discretion.  Voting instruction cards may be solicited by employees of Jackson National or its affiliates as well as officers and agents of the Trust.  The principal solicitation will be by mail, but voting instructions may also be solicited by telephone, fax, personal interview, the Internet or other permissible means.

If the necessary quorum to transact business is not established or the vote required to approve or reject the Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of voting instructions.  The persons named as proxies will vote in favor of such adjournment with respect to those Shares for which they received voting instructions in favor of the Proposal and will vote against any such adjournment those Shares for which they received voting instructions against the Proposal.

It is important that your Contract be represented.  Please promptly mark your voting instructions on the enclosed voting instruction card; then sign, date and mail the voting instruction card in the accompanying postage-paid envelope.  You may also provide your voting instructions by telephone at 1-866-298-8476 or by Internet at our website at www.proxy-direct.com.

ii

PROXY STATEMENT

for

Curian Guidance – International Conservative Fund, a series of Curian Variable Series Trust

and

PROSPECTUS

for

Curian Guidance – Conservative Fund, a series of Curian Variable Series Trust

Dated
February 19, 2015

7601 Technology Way
Denver, Colorado 80237
(877) 847-4143

This Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) is being furnished to owners of variable life insurance policies or variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) issued by Jackson National Life Insurance Company (“Jackson National”) or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and together, the “Insurance Companies”) who, as of February 6, 2015, had net premiums or contributions allocated to the investment divisions of an Insurance Company’s separate accounts (the “Separate Accounts”) that are invested in shares of beneficial interest in the Curian Guidance – International Conservative Fund (the “International Conservative Fund” or the “Acquired Fund”), a series of Curian Variable Series Trust (the “Trust”), an open-end management investment company registered with the Securities and Exchange Commission (“SEC”).

This Proxy Statement/Prospectus also is being furnished to the Insurance Companies as the record owners of shares and to other shareholders that were invested in the Acquired Fund as of February 6, 2015.  Contract Owners are being provided the opportunity to instruct the applicable Insurance Company to approve or disapprove the proposal contained in this Proxy Statement/Prospectus in connection with the solicitation by the Board of Trustees of the Trust (the “Board”) of proxies to be used at the Special Meeting of Shareholders of the Acquired Fund to be held at 1 Corporate Way, Lansing, Michigan 48951, on April 2, 2015, at 10:30 a.m., Eastern Time, or any adjournment or adjournments thereof (the “Meeting”).

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROXY STATEMENT/PROSPECTUS OR DETERMINED IF THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

i

The proposal described in this Proxy Statement/Prospectus is as follows:

Proposal	Shareholders Entitled to Vote on the Proposal
1.        To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the International Conservative Fund into the Curian Guidance – Conservative Fund (the “Conservative Fund”), also a series of the Trust.
Shareholders of the International Conservative Fund

The reorganization referred to in the above proposal is referred to herein as the “Reorganization.”  The Conservative Fund is herein referred to as the “Acquiring Fund.”

This Proxy Statement/Prospectus, which you should retain for future reference, contains important information regarding the proposal that you should know before voting or providing voting instructions.  Additional information about the Trust has been filed with the SEC and is available upon oral or written request without charge.  This Proxy Statement/Prospectus is being provided to the Insurance Companies and mailed to Contract Owners on or about February 19, 2015.  It is expected that one or more representatives of each Insurance Company will attend the Meeting in person or by proxy and will vote shares held by the Insurance Company in accordance with voting instructions received from its Contract Owners and in accordance with voting procedures established by the Trust.

The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus:

1.
The Prospectus and Statement of Additional Information of the Trust, each dated April 28, 2014, as supplemented, with respect to the International Conservative Fund and the Conservative Fund (File Nos. 333-177369 and 811-22613);

2.
The Annual Report to Shareholders of the Trust with respect to the International Conservative Fund and the Conservative Fund for the fiscal year ended December 31, 2013 (File Nos. 333-177369 and 811-22613);

3.
The Semi-Annual Report to Shareholders of the Trust with respect to the International Conservative Fund and the Conservative Fund for the period ended June 30, 2014 (File Nos. 333-177369 and 811-22613);

4.	The Statement of Additional Information dated February 19, 2015, relating to the Reorganization (File No. 333 -201564).

For a free copy of any of the above documents, please call or write to the phone numbers or address below.

Contract Owners can learn more about the Acquired Fund and the Acquiring Fund in the Trust’s Annual Report listed above, which has been furnished to Contract Owners.  Contract Owners may request another copy thereof, without charge, by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by writing the Curian Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended.   Accordingly, it must file certain reports and other information with the SEC.  You can copy and review proxy material, reports and other information about the Trust at the SEC’s Public Reference Room in Washington, DC.  You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090.  Proxy material, reports and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-1520.

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully.  For additional information, you should consult the Plan of Reorganization, a copy of which is attached hereto as Appendix A.

The Proposed Reorganization

This Proxy Statement/Prospectus is soliciting shareholders with amounts invested in the Acquired Fund as of February 6, 2015 to approve the Plan of Reorganization, whereby the Acquired Fund will be reorganized into the Acquiring Fund.  (The Acquired Fund and Acquiring Fund are each sometimes referred to herein as a “Fund” and collectively, the “Funds.”)

The Acquired Fund has one share class (“Acquired Fund Shares”).  The Acquiring Fund also only has one share class (the “Acquiring Fund Shares”).

The Plan of Reorganization provides for:

•	the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for Acquiring Fund Shares having an aggregate net asset value equal to the Acquired Fund’s net assets;

•	the Acquiring Fund’s assumption of all the liabilities of the Acquired Fund;

•	the distribution to the shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contract Owners) of those Acquiring Fund Shares; and

•	the complete termination of the Acquired Fund.

A comparison of the investment objective(s), principal investment policies and strategies and principal risks of the Acquired Fund and the Acquiring Fund is included in “Comparison of Investment Objectives, Principal Policies and Strategies” and “Comparison of Principal Risk Factors” below.  The Funds have identical distribution procedures, purchase procedures, exchange rights and redemption procedures, which are discussed in “Additional Information about the Acquiring Fund” below.  Each Fund offers its shares to Separate Accounts and certain other eligible investors.  Shares of each Fund are offered and redeemed at their net asset value without any sales load.  You will not incur any sales loads or similar transaction charges as a result of the Reorganization.

The Reorganization is expected to be effective as of the close of business on April 24, 2015, or on a later date the Trust decides upon (the “Closing Date”).  As a result of the Reorganization, a shareholder invested in shares of the Acquired Fund would become an owner of shares of the Acquiring Fund.  Such shareholder would hold, immediately after the Closing Date, shares of the Acquiring Fund having an aggregate value equal to the aggregate value of the Acquired Fund shares that were held by the shareholder as of the Closing Date.  Similarly, each Contract Owner whose Contract values are invested in shares of the Acquired Fund would become an indirect owner of shares of the Acquiring Fund.  Each such Contract Owner would indirectly hold, immediately after the Closing Date, shares of the Acquiring Fund having an aggregate value equal to the aggregate value of the Acquired Fund shares that were indirectly held by the Contract Owner as of the Closing Date.  The Trust believes that there will be no adverse tax consequences to Contract Owners as a result of the Reorganization.  Please see “Additional Information about the Reorganization – Federal Income Tax Consequences of the Reorganization” below for further information.

The Trust’s Board of Trustees (the “Board”) unanimously approved the Plan of Reorganization with respect to the International Conservative Fund.  Accordingly, the Board is submitting the Plan of Reorganization for approval by the Acquired Fund’s shareholders.  In considering whether to approve the proposal (“Proposal”), you should review the Proposal for the Acquired Fund in which you were invested on the Record Date (as defined under “Voting Information”).  In addition, you should review the information in this Proxy Statement/Prospectus that relates to the

Proposal and the Plan of Reorganization generally.  The Board recommends that you vote “FOR” the Proposal to approve the Plan of Reorganization.

PROPOSAL 1:	APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE INTERNATIONAL CONSERVATIVE FUND INTO THE CONSERVATIVE FUND.

Proposal 1 requests the approval of International Conservative Fund shareholders of the Plan of Reorganization pursuant to which the International Conservative Fund will be reorganized into the Conservative Fund.

In considering whether you should approve this Proposal, you should note that:

•
The Funds have different investment objectives.  The International Conservative Fund seeks total return, consistent with preservation of capital, through a predominant allocation in international bonds, stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”), while the Conservative Fund seeks the generation of income through investment in Underlying Funds. However, the Funds have similar investment goals.  Each Fund allocates the majority of its assets to Underlying Funds that invest in bonds and equity securities of issuers in the U.S. and foreign countries, including emerging markets.  There are, however, differences in the Funds’ primary investment policies and strategies of which you should be aware, including that the International Conservative Fund allocates a large portion its assets to Underlying Funds that invest either primarily in international bonds or international equity securities and that the Conservative Fund allocates a large portion its assets to Underlying Funds that invest in U.S. bonds.  The Funds have the same fundamental policies and restrictions, see “Comparison of Fundamental Policies” below.  For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives, Principal Policies and Strategies” below.

•
The Funds have similar investment policies.  Each Fund is structured as a fund-of-funds and invests in shares of Underlying Funds.  The International Conservative Fund seeks to achieve its objective by allocating its assets to Underlying Funds that invest in international equity and fixed income asset classes, as well as non-traditional and emerging markets equity asset classes.  The Conservative Fund seeks to achieve its objective by allocating its assets to Underlying Funds that invest in global and domestic fixed income asset classes as well as non-traditional asset classes.  For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives, Principal Policies and Strategies” below.

•
While there are some similarities in the risk profiles of the Funds , there are also some differences of which you should be aware.  Each Fund’s principal risks include allocation risk, commodity risk, counterparty risk, credit risk, currency risk, derivatives risk, emerging markets risk, equity securities risk, fixed income risk, foreign regulatory risk, foreign securities risk, interest rate risk, liquidity risk, managed portfolio risk, market risk, non-diversification risk, real estate investment risk, sovereign debt risk, and Underlying Funds risk.  The International Conservative Fund, however, also is subject to bonds risk, while the Conservative Fund generally is not.  In addition, the principal risks of investing in the Conservative Fund also include frontier market countries risk, micro-cap company risk, precious metal related securities risk, and short sales risk, which are not principal risks of investing in the International Conservative Fund.  For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B .

•
Curian Capital, LLC (“Curian Capital” or the “Adviser”) currently serves as the investment adviser and administrator for each Fund.  However, if a proposal to change investment advisers from Curian Capital to Jackson National Asset Management, LLC (“JNAM”) is approved by shareholders via a separate proxy, then JNAM will manage and administer the Conservative Fund after the Reorganization.   There will be no change to the investment strategy of the Acquiring Fund as a result of the investment adviser change, and the terms of the Investment Advisory and Management Agreement with JNAM will be identical to the terms of the current Curian Capital Investment Advisory and Management Agreement.   Curian Capital and JNAM have both received separate exemptive orders from the SEC that generally permit Curian Capital, JNAM, and the Trust’s Board of Trustees to appoint, dismiss and replace each Fund’s unaffiliated sub-

adviser(s) and to amend the advisory agreements between Curian Capital or JNAM, as the case may be, and the unaffiliated sub-adviser(s), without obtaining shareholder approval.  However, any amendment to an advisory agreement between Curian Capital or JNAM, as the case may be, and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval.  Currently, neither Fund employs a sub-adviser.  For a detailed description of the Adviser, please see “Additional Information about the Acquiring Funds - The Adviser” below.

•
The International Conservative Fund and Conservative Fund had net assets of approximately $3.5 million and $76.8 million, respectively, as of June 30, 2014.  Thus, if the Reorganization had been in effect on that date, the combined Fund (“Combined Fund”) would have had net assets of approximately $80.3 million.

•
Shareholders of the International Conservative Fund will receive shares of the Conservative Fund pursuant to the Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code.   Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganization” and “Additional Information about the Acquiring Fund” below for more information.

•
It is estimated that the annual operating expense ratios for the Conservative Fund’s shares, following the Reorganization, will be lower than those of the International Conservative Fund’s shares. For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Fund” below.

•
The maximum management fee for the International Conservative Fund and the Conservative Fund are both equal to an annual rate of 0.15% of their average daily net assets.  The administrative fee payable to the administrator is also the same for both Funds. For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Fund” below.

•
Following the Reorganization, the Combined Fund will be managed in accordance with the investment objective, policies and strategies of the Conservative Fund.  It is not expected that the Conservative Fund will revise any of its investment policies following the Reorganization to reflect those of the International Conservative Fund.

•
The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents and the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986 (the “Code”) of the taxability of this transaction and the preparation of the tax opinion as well as the costs associated with obtaining a consent of independent registered public accounting firm will all be borne by JNAM.   No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.  Please see “Additional Information about the Reorganization” below for more information.

Comparative Fee and Expense Tables

The following tables show the fees and expenses of each Fund and the estimated pro forma fees and expenses of the Acquiring Fund after giving effect to the proposed Reorganization.  Fees and expenses for each Fund are based on those incurred for the fiscal year ended December 31, 2013.  The pro forma fees and expenses of the Acquiring Fund Shares assume that the Reorganization had been in effect for the year ended December 31, 2013.  The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses.  See a Contract prospectus for a description of those fees and expenses.

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	International Conservative Fund	Conservative Fund	Pro Forma Conservative Fund (assuming expected operating expenses if the Reorganization is approved)
Management Fee 1	0.15%	0.15%	0.15%
Other Expenses2	0.07%	0.07%	0.07%4
Acquired Fund Fees and Expenses3	1.13%	1.07%	1.07%
Total Annual Fund Operating Expenses	1.35%	1.29%	1.29%

1 Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

2 “Other Expenses,” which include administrative fees paid to each Fund's investment adviser, have been restated to reflect a change in the administrative fee rate approved by the CVST Board of Trustees at its January 8, 2015 special meeting in connection with the separate proposal to change investment advisers and is effective as of April 27, 2015.  Pursuant to this approval, an administrative fee rate of 0.05% will be in effect at the time of the Reorganization. This reduction will occur whether or not the Reorganization is approved by shareholders, but is contingent upon shareholder approval of the investment adviser change from Curian Capital to JNAM.

3 Acquired fund fees and expenses are the indirect expenses of investing in other investment companies.  The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.  This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included.  The example assumes that:

•	You invest $10,000 in a Fund;
•	Your investment has a 5% annual return;
•	Each Fund’s operating expenses remain the same as they were as of December 31, 2013; and
•	You redeem your investment at the end of each time period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Conservative Fund	$137	$428	$739	$1,624
Conservative Fund	$131	$409	$708	$1,556
Pro Forma Conservative Fund (assuming expected operating expenses if the Reorganization is approved)	$131	$409	$708	$1,556

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance.  For the six-months ended June 30, 2014, the portfolio turnover rates for the International Conservative Fund and Conservative Fund were 11% and 12%, respectively, of the average value of the respective Fund.

Comparison of Investment Adviser

The following table compares the investment adviser of the Conservative Fund with that of the International Conservative Fund.

Acquiring Fund	Acquired Fund
Conservative Fund	International Conservative Fund
Investment Adviser Curian Capital, LLC*	Investment Adviser Curian Capital, LLC*
* It is being proposed that Jackson National Asset Management, LLC become investment adviser to the Funds, subject to approval of the shareholders of each fund of the Trust , with such change to become effective on April 27, 2015.

Comparison of Investment Objectives, Principal Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the Conservative Fund with those of the International Conservative Fund.  The Board may change the investment objective of a Fund without a vote of the Fund’s shareholders.  For more detailed information about each Fund’s investment strategies and risks, see Appendix B.

Acquiring Fund	Acquired Fund
Conservative Fund	International Conservative Fund
Investment Objective The investment objective of the Fund is to seek the generation of income through investment in other funds.
Investment Objective

The investment objective of the Fund is to seek total return, consistent with preservation of capital, through a predominant allocation in international bonds, stocks and other asset classes and strategies through investment in other funds.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates its assets to Underlying Funds that invest primarily in fixed income and other income-oriented securities of issuers in the U.S. and foreign countries, including emerging markets.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to Appendix B for a list of available Underlying Funds.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest either primarily in international bonds or international equity securities of issuers in the U.S. and foreign countries, including emerging markets, as well as in Underlying Funds that invest in currencies.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series are available as Underlying Funds.  Please refer to Appendix B for a list of available Underlying Funds.

The Fund allocates its assets among Underlying Funds categorized by the Adviser as Alternative Assets, Alternative Strategies, Domestic/Global Equity, Domestic/Global Fixed Income, International,	The Fund allocates its assets among Underlying Funds categorized by the Adviser as Alternative Assets, Alternative Strategies, Domestic/Global Equity, Domestic/Global Fixed Income, International,

Acquiring Fund	Acquired Fund
Conservative Fund	International Conservative Fund
International Fixed Income, Risk Management, Sector, Specialty, and Tactical Management.	International Fixed Income, Risk Management, Sector, Specialty, and Tactical Management.

The Fund considers the Underlying Funds in the Domestic/Global Fixed Income and International Fixed Income investment categories to be funds that invest primarily in fixed income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

The Fund considers the Underlying Funds in the Domestic/Global Fixed Income and International Fixed Income investment categories to be funds that invest primarily in fixed income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in Appendix B.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in Appendix B.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.	The Fund is “non-diversified” under the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Comparison of Principal Risk Factors

An investment in a Fund is not guaranteed.  As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund.  The following table compares the principal risks of an investment in each Fund.   For additional information about each principal risk and other applicable risks, see Appendix B.

Risks	Conservative Fund	International Conservative Fund
Allocation risk	X	X
Bonds risk		X
Commodity risk	X	X
Counterparty risk	X	X
Credit risk	X	X
Currency risk	X	X
Derivatives risk	X	X
Emerging markets risk	X	X
Equity securities risk	X	X
Fixed income risk	X	X
Foreign regulatory risk	X	X
Foreign securities risk	X	X
Frontier market countries risk	X
Interest rate risk	X	X
Liquidity risk	X	X
Managed portfolio risk	X	X
Market risk	X	X
Micro-cap company risk	X
Non-diversification risk	X	X
Precious metal related securities risk	X
Real estate investment risk	X	X
Short sales risk	X
Sovereign debt risk	X	X
Underlying Funds risk	X	X

Risks	Conservative Fund	International Conservative Fund
Real estate investment risk	X	X
Short sales risk	X
Sovereign debt risk	X	X
Underlying Funds risk	X	X
* The above chart reflects only the principal risks of investing in both the Acquired Fund and the Acquiring Fund.  For additional information about each principal risk and other applicable risks (including non-principal risks associated with investing in bonds or other types of securities), see Appendix B.
* The above chart reflects only the principal risks of investing in both the Acquired Fund and the Acquiring Fund.  For additional information about each principal risk and other applicable risks (including non-principal risks associated with investing in bonds or other types of securities), see Appendix B.

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval.  The following table compares the fundamental policies of the Conservative Fund with those of the International Conservative Fund.

	Acquiring Fund	Acquired Fund
	Conservative Fund	International Conservative Fund
(1)	The Fund is “non-diversified.”	Same.
(2)	The Fund may not invest more than 25% of the value of its respective assets in any particular industry (other than U.S. government securities and/or foreign sovereign debt securities).	Same.
(3)	The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.	Same.
(4)
The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).
Same.
(5)	The Fund may not lend any security or make any other loan, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.

	Acquiring Fund	Acquired Fund
	Conservative Fund	International Conservative Fund
(6)	The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities.	Same.
(7)	The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.
(8)	The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in the Funds’ performance from year to year and by showing how each Fund’s average annual returns compared with those of broad-based securities market indices and a composite index that have investment characteristics similar to those of the Funds .  Past performance is not an indication of future performance.

The returns shown in the bar chart and table do not include charges imposed under the Contracts.  If these amounts were reflected, returns would be less than those shown.

International Conservative Fund – Calendar Year Total Returns
Best Quarter (ended 6/30/2014): 4.33%; Worst Quarter (ended 9/30/2014): -4.64%

Conservative Fund – Calendar Year Total Returns
Best Quarter (ended 6/30/2014):  2.95%; Worst Quarter (ended 6/30/2013):  -3.23%

International Conservative Fund – Average Annual Total Returns as of December 31, 2014
	1 year	Life of Fund (April 29, 2013)
International Conservative Fund	-2.03%	2.34%
Dow Jones Moderately Conservative Index (index reflects no deduction for fees, expenses or taxes)	4.78%	5.31%
20% MSCI All Country World Index ex-US (Net), 80% Citigroup Non-U.S. Dollar World Government Bond Index (index reflects no deduction for fees, expenses or taxes)	-2.87%	-1.28%
Citigroup Non-U.S. Dollar World Government Bond Index (index reflects no deduction for fees, expenses or taxes)	-2.68%	-2.32%
MSCI All Country World Index ex-US (Net) (index reflects no deduction for fees, expenses or taxes)	-3.87%	2.70%

Conservative Fund – Average Annual Total Returns as of December 31, 2014
	1 year	Life of Fund (February 6, 2012)
Conservative Fund	3.71%	3.69%
Barclays U.S. Aggregate Bond Index (index reflects no deduction for fees, expenses or taxes)	5.97%	2.51%

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2014 and of the Conservative Fund on a pro forma combined basis as of June 30, 2014 after giving effect to the proposed Reorganization.  The actual net assets of the International Conservative Fund and the Conservative Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares.  No assurance can be given as to how many shares of the Conservative Fund will be received by shareholders of International Conservative Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of Conservative Fund that will actually be received.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
International Conservative Fund	$3,457,091	$10.35	334,163
Conservative Fund	$76,826,647	$11.15	6,892,548
Adjustments	$0 (a)		(24,110) (b)
Pro forma Conservative Fund (assuming the Reorganization is approved)	$80,283,738	$11.15	7,202,601
(a)   The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the taxability of this transaction and the preparation of the tax opinion as well as the costs associated with obtaining a consent of independent registered public accounting firm will all be borne by JNAM .  No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.
(b)  The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the International Conservative Fund to reflect the exchange of shares of the Conservative Fund.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the International Conservative Fund by the shareholders of the Conservative Fund.  If the Reorganization had taken place on June 30, 2014, the shareholders of the International Conservative Fund would have received 310,053 shares of the Conservative Fund.

After careful consideration, the Trust’s Board of Trustees unanimously approved the Plan of Reorganization with respect to the International Conservative Fund.  Accordingly, the Board has submitted the Plan of Reorganization for approval by the International Conservative Fund’s shareholders.  The Board recommends that you vote “FOR” this Proposal.

*           *           *           *           *

ADDITIONAL INFORMATION ABOUT THE REORGANIZATION

Terms of the Plan of Reorganization

The terms of the Plan of Reorganization are summarized below. The summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix A.

If shareholders of the Acquired Fund approve the Plan of Reorganization, then the assets of the Acquired Fund will be acquired by, and in exchange for, shares of the Acquiring Fund and the liabilities of the Acquired Fund will be assumed by the Acquiring Fund. The Acquired Fund will then be terminated by the Trust, and the shares of the Acquiring Fund distributed to the shareholders of the Acquired Fund in the redemption of the Acquired Fund shares. Immediately after completion of the Reorganization, the number of shares of the Acquiring Fund then held by former shareholders of the Acquired Fund may be different than the number of shares of the Acquired Fund that had been held immediately before completion of the Reorganization, but the total investment will remain the same (i.e., the total value of the Acquiring Fund shares held immediately after the completion of the Reorganization will be the same as the total value of the Acquired Fund shares formerly held immediately before completion of the Reorganization).

It is anticipated that the Reorganization will be consummated as of the close of business on April 24, 2015, or on a later date the Trust decides upon (the “Closing Date”), subject to the satisfaction of all conditions precedent to the closing. It is not anticipated that the Acquired Fund will hold any investment that the Acquiring Fund would not be permitted to hold (“non-permitted investments”).

Description of the Securities to Be Issued

The shareholders of the Acquired Fund will receive shares of the Acquiring Fund in accordance with the procedures provided for in the Plan of Reorganization.  Each such share will be fully paid and non-assessable by the Trust when issued and will have no preemptive or conversion rights.

The Trust may issue an unlimited number of full and fractional shares of beneficial interest of the Fund and divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust.  Each share of the Fund represents an equal proportionate interest in the Fund with each other share.  The Trust reserves the right to create and issue any number of Fund shares.  In that case, the shares of the Fund would participate equally in the earnings, dividends, and assets of the Fund.  Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.  The Acquiring Fund is a series of the Trust.

The Trust currently offers one class of shares. The Acquiring Fund is not subject to a plan of distribution as permitted by Rule 12b-1 under the 1940 Act.

Board Considerations

At meetings of the Trust’s Board of Trustees held on January 4 and January 8, 2015, the Trustees, all of whom are not “interested persons” (as that term is defined in the 1940 Act) of the Trust (“Independent Trustees”), considered written memoranda and other supporting materials and discussed the potential benefits to the shareholders of the Acquired Fund under the proposed Reorganization. The Reorganization is part of an overall rationalization of the Trust’s offerings and service providers, and is designed to eliminate inefficiencies arising from offering overlapping funds with similar investment objectives and investment strategies that serve as investment options for the Contracts issued by the Insurance Companies and certain qualified and nonqualified plans. The Reorganization also seeks to increase assets under management in the Acquiring Fund and seeks to achieve additional economies of scale. In addition, the Acquiring Fund has generally performed better when compared to its benchmark (the Barclays U.S. Aggregate Bond Index) than has the Acquired Fund. The objective of the Reorganization is to seek to ensure that a consolidated family of investments offers a streamlined, complete, and competitive set of underlying investment options to serve the interests of shareholders and Contract Owners. Approval of the Reorganization requires the affirmative vote of a majority of the outstanding voting securities of the Acquired Fund. In determining whether to recommend approval of the Reorganization, the Board considered many factors, including:

•
Investment Objectives and Investment Strategies.  The Board noted that the Reorganization will permit the Contract Owners with beneficial interest in the Acquired Fund to continue to invest in a professionally managed fund with similar investment goals to that of the Acquired Fund, noting that the Acquired Fund seeks total return, consistent with preservation of capital, through a predominant allocation in international bonds, stocks and other asset classes and strategies through investment in Underlying Funds, and the Acquiring Fund seeks the generation of income through investment in Underlying Funds. The Board noted that while the Acquiring Fund does not invest exclusively in international Underlying Funds, the Acquiring Fund is globally diverse and maintains exposure to international equities and bonds.  The Board also discussed that the Funds have the same fundamental policies.  For a full description of the investment objectives and investment strategies of the Acquired Fund and Acquiring Fund, see “Comparison of Investment Objectives, Principal Policies and Strategies.”

The Board considered management’s desire to streamline the Curian fund lineup.  It discussed that since the Acquired Fund has not attracted an appropriate amount of assets, the Acquiring Fund, which offers a more diversified global exposure, will be a suitable alternative to the Acquired Fund’s shareholders.  The Board discussed how the risk profile of the Combined Fund will compare to that of the Acquired Fund and that the Combined Fund will have lower risk volatility.

•
Operating Expenses.  The Board noted that the Reorganization will result in a gross expense ratio that is lower than that of the Acquired Fund currently and a net expense ratio that is the same as that of the Acquired Fund currently.  The Board discussed how acquired fund fees and expenses affect the Funds’

expense ratios and took into account management’s assertion that the Acquiring Fund is expected to continue to invest in the same Underlying Funds after the Reorganization as it does currently.  The Board took into account expense information for several periods, and considered that, as of the fiscal year ended December 31, 2013, the Acquired Fund had a total expense ratio that was higher than the total expense ratio of the Acquiring Fund. See “Comparative Fee and Expense Tables.”  The Board noted that the Funds have the same management fee schedule.

•
Larger Asset Base.  The Board noted that the Reorganization may benefit Contract Owners and others with beneficial interests in the Acquired Fund by allowing them to invest in the Combined Fund with a larger asset base than that of the Acquired Fund currently. As of October 31, 2014, the Acquired Fund had assets of $4.7 million (an increase from the Acquired Fund’s assets as of June 30, 2014) , as compared to assets of $99.3 million for the Acquiring Fund (an increase from the Acquiring Fund’s assets as of June 30, 2014) .  The Board considered management’s belief that because the Acquired Fund has lower prospects for growth, reorganizing the Acquired Fund into the Acquiring Fund is the best way to offer Contract Owners and other investors the ability to achieve economies of scale.

•
Performance.  The Board noted that the Acquiring Fund has better historical performance than the Acquired Fund , relative to the amount of risk taken by each Fund .  The Board considered each Fund’s performance compared to its benchmark, noting that the Acquired Fund underperformed its benchmark (the Dow Jones Moderately Conservative Index) and the Acquiring Fund during the year-to-date and one-year periods ended October 31, 2014.  The Board also noted the Acquired Fund has a relatively short track record, as its inception was in April 2013. The Board also noted that the same portfolio management team currently managing the Acquiring Fund is expected to continue to manage the Combined Fund after the Reorganization.

•
Investment Adviser and Other Service Providers.  The Funds currently have the same investment adviser and administrator, Curian Capital, and other service providers.  After the Reorganization, it is proposed that the Combined Fund will have a different investment adviser, JNAM.  This change of investment adviser is being considered by shareholders of the Trust via a separate proxy statement.  See “Comparison of Investment Adviser.”  The custodian for the Acquiring Fund, JPMorgan Chase Bank, N.A., is the same as for the Acquired Fund and will remain the same after the Reorganization. The transfer agent for the Acquiring Fund, JNAM, is the same as for the Acquired Fund and will remain the same after the Reorganization. The distributor for shares of the Acquiring Fund, Jackson National Life Distributors LLC, is the same as for the Acquired Fund and will remain the same after the Reorganization.

•	Tax-Free Reorganization. The Reorganization will have no tax effect on Contract Owners or others with beneficial interests in the Acquired Fund.

•
Costs of Reorganization.  The expenses of the Reorganization other than transaction costs will be borne by JNAM, and no sales or other charges will be imposed on Contract Owners in connection with the Reorganization.

In summary, in determining whether to recommend approval of the Reorganization, the Board considered factors including (1) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of the Funds’ shareholders’, Contract Owners’ and plan participants’ interests; (2) the compatibility of the Funds’ investment objectives, investment strategies and investment restrictions, as well as shareholder services offered by the Fund; (3) the expense ratios and information regarding the fees and expenses of the Funds; (4) the advantages and disadvantages to the Funds’ shareholders, Contract Owners and plan participants of having a larger asset base in the Combined Fund; (5) the relative historical performance of the Funds; (6) the management of the Funds; (7) the federal tax consequences of the Reorganization; and (8) the costs of the Reorganization. The Board also considered alternative options available for the Acquired Fund.

For the reasons described above, the Board, comprised solely of Independent Trustees, determined that the Reorganization would be in the best interests of the Acquired Fund and the Acquiring Fund and that the interests of the Acquired Fund’s and Acquiring Fund’s Contract Owners and other investors would not be diluted as a result of effecting the Reorganization. At the Board meeting held on January 8, 2015, the Board voted unanimously to approve the Reorganization and recommended its approval by Contract Owners and others with beneficial interests in the Acquired Fund.

Description of Risk Factors

A Fund’s performance may be affected by one or more risk factors. For a detailed description of a Fund’s risk factors, please see Appendix B “More Information on Strategies and Risk Factors.”

Federal Income Tax Consequences of the Reorganization

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code.

As a condition to consummation of the Reorganization, the Trust will receive an opinion from qualified legal counsel (“Counsel”), with respect to the Reorganization and the Funds participating therein and their shareholders, substantially to the effect that, based on the facts and assumptions stated therein as well as certain representations of the Trust and conditioned on the Reorganization being completed in accordance with the Plan of Reorganization, for federal income tax purposes: (1) the Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1) of the Code), and each Fund will be a “party to a reorganization” (within the meaning of Section 368(b) of the Code); (2) neither Fund will recognize any gain or loss on the Reorganization; (3) the Acquired Fund shareholders will not recognize any gain or loss on the exchange of their Acquired Fund Shares for Acquiring Fund Shares; (4) the holding period for and tax basis in the Acquiring Fund Shares that the Acquired Fund shareholder receives pursuant to the Reorganization will include the holding period for, and will be the same as the aggregate tax basis in, the Acquired Fund Shares that the shareholder holds immediately before the Reorganization (provided, with respect to inclusion of the holding period, the shareholder holds the shares as capital assets on the applicable Closing Date); and (5) the Acquiring Fund’s tax basis in each asset the Acquired Fund transfers to it will be the same as the Acquired Fund’s tax basis therein immediately before the Reorganization, and the Acquiring Fund’s holding period for each such asset will include the Acquired Fund’s holding period therefore (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period).  Notwithstanding clauses (2) and (5), such opinion may state that no opinion is expressed as to the effect of a Reorganization on the Funds or the Acquired Fund shareholders with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Contract Owners who had premiums or contributions allocated to the investment divisions of the Separate Accounts as well as others that are invested in Acquired Fund Shares generally will not recognize any gain or loss as a result of the Reorganization.  If the Acquired Fund sells securities before its Reorganization, it may recognize net gains or losses.  Any net gains recognized on those sales would increase the amount of any distribution that the Acquired Fund must make to its shareholders before consummating its Reorganization.

As a result of the Reorganization, the Acquiring Fund will succeed to certain tax attributes of the Acquired Fund, except that the amount of the Acquired Fund’s accumulated capital loss carryforwards (plus any net capital loss that Acquired Fund sustains during its taxable year ending on the applicable Closing Date and any net unrealized built-in loss it has on that date) that the Acquiring Fund may use to offset capital gains it recognizes after its Reorganization may be subject to an annual limitation under Sections 382 and 383 of the Code.

If a Reorganization fails to meet the requirements of Code Section 368(a)(1), a Separate Account that is invested in shares of the Acquired Fund involved therein could realize a gain or loss on the transaction equal to the difference between its tax basis in those shares and the fair market value of the Acquiring Fund Shares it receives.

The Trust has not sought a tax ruling from the Internal Revenue Service (“IRS”) but instead is acting in reliance on the opinion of Counsel discussed above.  That opinion is not binding on the IRS or the courts and does not preclude the IRS from adopting a contrary position.  Contract Owners and other investors are urged to consult their tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, foreign and other taxes.

Contingency Plan

If the Reorganization is not approved by shareholders, the Funds will continue to operate as they currently do and the Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Funds.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

Management of the Trust

This section provides information about the Trust and the Adviser for the Acquiring Fund.

The Trust

The Trust is organized as a Massachusetts business trust and is registered with the SEC as an open-end management investment company.  Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Board of Trustees.  The Acquiring Fund is a series of the Trust.

The Adviser

Curian Capital, LLC, 7601 Technology Way, Denver, Colorado 80237, is the current investment adviser to the Trust and provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National, which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Prudential plc is also the ultimate parent of Jackson National Asset Management, LLC, the sponsor of investment companies that are in the same group of investment companies as the Trust, M&G Investment Management Limited, PPM America, Inc. and Eastspring Investments (Singapore) Limited.

Curian Capital acts as investment adviser to the Trust pursuant to an Investment Advisory and Management Agreement.  The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually before December 31 by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Fund or the Board of Trustees. It may be terminated at any time upon 60 days notice by the Adviser, the Trust, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement.  The Investment Advisory and Management Agreement provides that the Adviser shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.  As compensation for its services, the Trust pays the Adviser a fee in respect of each Fund as described in that Fund’s Prospectus.

There is a shareholder proposal in a separate proxy statement that has been sent out to all shareholders of the Trust that is asking for approval of a new investment advisory agreement with respect to each fund of the Trust.  If this proposal is approved by shareholders, the new investment adviser of the Acquiring Fund will be an affiliate of Curian Capital, JNAM, effective as of April 27, 2015 (the “JNAM Proposal”).  There will be no change to the investment strategy of the Acquiring Fund as a result of the investment adviser change, and t he terms of the Investment Advisory and Management Agreement with JNAM will be identical to the terms of the current Curian Capital Investment Advisory and Management Agreement. If the Reorganization is not approved by shareholders or is subsequently approved at a later date, JNAM will serve as investment adviser of both the Acquired Fund and the Acquiring Fund, again, assuming the JNAM Proposal is approved.

The Acquiring Fund’s investments are selected by the Adviser. The following table describes the Acquiring Fund’s portfolio managers and the portfolio managers’ business experience.  Information about the portfolio managers’

compensation, other accounts they manage, and their ownership of securities of the Acquiring Fund is available in the Trust’s Statement of Additional Information dated April 28, 2014, as supplemented.

Acquiring Fund	Portfolio Managers	Business Experience
Conservative Fund	Curian Capital, LLC 7601 Technology Way Denver, Colorado 80237 James W. Gilmore, CFA William Harding, CFA Jonathan Shiffer, MBA
James W. Gilmore, CFA, Vice President and Portfolio Manager is responsible for portfolio construction and asset allocation of the Funds. Mr. Gilmore brings over 30 years of investment experience in all aspects of the investment process, including due diligence, manager selection, performance measurement, portfolio optimization and portfolio management. Mr. Gilmore has been actively involved in the Asset Management Group since his arrival at Curian in 2011. Mr. Gilmore’s past experience includes Senior Consultant with NEPC, LLC from January 2008 through November 2011.  In this role, he led public pension, corporate pension, labor union pension and defined contribution clients in the portfolio allocation and management process. He counseled over $12 billion in assets utilizing traditional and alternative asset classes in the process.  Prior to NEPC, LLC, he was employed at Stonebridge Investment Partners from September 2005 through January 2008.  Additional experience was acquired during assignments with New York Life Investment Management, Columbia Management Company and Morley Capital Management.

William Harding, Vice President of Curian Capital and Vice President and Head of Investment Management for JNAM, is a dual employee of Curian Capital and JNAM.  Mr. Harding leads the Investment Management function at JNAM is responsible for oversight of sub-adviser performance and risk, due diligence, and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 13 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Jonathan Shiffer, MBA, Vice President and Portfolio Manager for Curian Capital, is responsible for overseeing the firm’s activities related to Curian Capital’s proprietary investment strategies. Mr. Shiffer has over 15 years of experience in the investment management industry.  Prior to joining Curian Capital in 2012, Mr. Shiffer served as Chief Investment Officer for Rushmore Investment Advisors Inc., an institutional money management firm, where he supervised portfolio management, research, trading, and portfolio operations staff.  Mr. Shiffer joined Rushmore from First Union Securities where he worked as a client portfolio manager responsible for equity & debt research, manager due diligence, and portfolio allocation. Mr. Shiffer received his Bachelor of Science in business and Masters of Business Administration from the University of Texas at Dallas.

Management Fees

As compensation for its services, the Adviser receives a fee from the Trust computed separately for the Acquiring Fund, accrued daily and payable monthly.  The fee the Adviser receives from the Acquiring Fund is set forth below as an annual percentage of the net assets of the Acquiring Fund.

Acquiring Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets)	Aggregate Fee Paid to Adviser in Most Recent Fiscal Year (Annual Rate Based on Average Net Assets)
Conservative Fund	$0 to $500 million Over $500 million	0.15% 0.10%	0.15%

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Trust’s Annual Report to shareholders for the year ended December 31, 2014.

In addition to the investment advisory fee, the Acquiring Fund pays to Curian Capital (“Administrator”) an Administrative Fee as an annual percentage of the average daily net assets of the Fund as set forth below.

Acquiring Fund	Assets	Administrative Fee (Annual Rate Based on Average Net Assets)
Conservative Fund	All Assets	0.10%

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges and pays for routine legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses, including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for nonrecurring and extraordinary legal fees, registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees.

Additional Information

Distribution Arrangements

The Trust has adopted, in accord with the provisions of Rule 12b-1 under the 1940 Act, a Distribution Plan (“Plan”).  The Board of Trustees, including all of the Independent Trustees, must approve, at least annually, the continuation of the Plan.  Under the Plan, certain Funds will pay a Rule 12b-1 fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributed to interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to interests.  Jackson National Life Distributors LLC (the “Distributor”), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services. The Acquired Fund and the Acquiring Fund are not subject to the Plan.

The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser’s participation.  A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.  In addition, the Distributor acts as distributor of the Contracts issued by the Insurance Companies.

Payments to Broker-Dealers and Financial Intermediaries

Only Separate Accounts, registered investment companies, and qualified and certain non-qualified plans of the Insurance Companies may purchase shares of the Acquiring Fund.  If an investor invests in the Fund under a Contract or a plan that offers a Contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and the salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web-site for more information.

Investment in Trust Shares

Shares of the Trust are currently sold to Separate Accounts of the Insurance Companies to fund the benefits under certain Contracts; to qualified and certain unqualified retirement plans; and to other regulated investment companies that in turn are sold to Separate Accounts.  The Separate Accounts, through their various sub-accounts, invest in designated Funds and purchase and redeem the shares of the Funds at their net asset value (“NAV”). There is no sales charge.

Shares of the Acquiring Fund are not available to the general public directly.

The NAV per share of the Acquiring Fund is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) each day that the New York Stock Exchange is open.  Calculations of the NAV per share of the Acquiring Fund may be suspended by the Trust’s Board of Trustees.  The NAV per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.   Purchase orders must be received by the Insurance Company, as the agent of the Funds, by the close of the regular trading session of the New York Stock Exchange on any given day in order to obtain that day’s NAV per share.   Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

The Board of Trustees has adopted procedures pursuant to which the Adviser may determine, subject to Board verification, the “fair value” of a security for which a current market price is not available or the current market price is considered unreliable or inaccurate.  Under these procedures, in general the “fair value” of a security shall be the amount, determined by the Adviser in good faith that the owner of such security might reasonably expect to receive upon its current sale.

The Board of Trustees has established a pricing committee to review fair value determinations.  The pricing committee will also review restricted and illiquid security values, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g., disorderly market transactions) and determine/review fair values pursuant to the “Pricing Policies and Procedures” adopted by the Board of Trustees of the Trust.

The Acquiring Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Acquiring Fund does not price its shares.  As a result, the Acquiring Fund’s NAV may change on days when shareholders are not able to purchase or redeem the Acquiring Fund’s shares.

Because the calculation of the Acquiring Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Acquiring Fund’s NAV (“time-zone arbitrage”).  Accordingly, the Trust’s procedures for pricing of portfolio securities also authorize the Adviser, subject to verification by the Trustees, to determine the “fair value” of such foreign securities for purposes of calculating the Acquiring Fund’s NAV.  When fair valuing such foreign securities, the Adviser will adjust the closing prices of all foreign securities held in the Acquiring Fund’s portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining the Acquiring Fund’s NAV.  When fair-value pricing is employed, the foreign securities prices used to calculate the Acquiring Fund’s NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for time zone arbitrage in the Acquiring Fund that invests all or substantial portions of its assets in foreign securities, thereby seeking to make the Fund significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

“Market Timing” Policy

The interests of the Acquiring Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other Contract Owners invested in the Separate Accounts.  Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Acquiring Fund shares held by long-term shareholders and have other adverse effects on the Acquiring Fund.  This type of excessive short-term trading activity is referred to herein as “market timing.”  The Acquiring Fund is not intended as a vehicle for market timing.  The Board of Trustees has adopted the policies and procedures set forth below with respect to frequent trading of Acquiring Fund shares.

The Acquiring Fund, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Acquiring Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in the Acquiring Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and the Acquiring Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder.   The Insurance Companies have entered into agreements with the Trust to provide upon request certain information on the trading activities of contract owners in an effort to help curtail market timing.

In addition to identifying any potentially disruptive trading activity, the Acquiring Fund’s Board of Trustees has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for the Acquiring Fund.  The Trust’s “fair value” pricing policy applies to all Funds where a significant event has occurred.  The Acquiring Fund’s “fair value” pricing policy is described under “Investment in Trust Shares” above.

The practices and policies described above are intended to deter and curtail market timing in the Acquiring Fund.  However, there can be no assurance that these policies, together with those of the Insurance Companies, and any other insurance company that may invest in the Acquiring Fund in the future, will be totally effective in this regard.

Share Redemption

Investors redeem shares to make benefit or withdrawal payments under the terms of the Contracts or other arrangements.  Redemptions typically are processed on any day on which the Trust and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Insurance Company.  Redemption requests must be received by the Insurance Company, as the agent of the Funds, by the close of the regular trading session of the New York Stock Exchange on any given business day in order to obtain that day’s NAV per share.

The Trust may suspend the right of redemption only under the following unusual circumstances:

•	When the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;
•	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or
•	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

Dividends and other Distributions

The Funds generally distribute most or all of their net investment income and their net realized gains, if any, no less frequently than annually.  Dividends and other distributions by a Fund are automatically reinvested at net asset value in shares of the distributing class of that Fund.

Tax Status

The Acquiring Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code.  The Acquiring Fund intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income or excise taxes.  The interests in the Acquiring Fund are owned by one or more Separate Accounts that hold such interests pursuant to Contracts and by various funds of the Trust and JNL Series Trust, which are regulated investment companies under Subchapter M of the Code, by qualified and certain non-qualified pension plans and by Jackson National.

The Acquiring Fund is treated as a corporation separate from the Trust for purposes of the Code.  Therefore, the assets, income, and distributions of the Acquiring Fund are considered separately for purposes of determining whether or not the Acquiring Fund qualifies as a regulated investment company.

Because the shareholders of the Acquiring Fund are Separate Accounts of variable insurance contracts, qualified and unqualified retirement plans and other registered investment companies, there are no tax consequences to those shareholders for buying, holding, exchanging and selling shares of the Acquiring Fund.  Distributions from the Acquiring Fund are not taxable to those shareholders.  However, owners of Contracts should consult the applicable Separate Account Prospectus for more detailed information on tax issues related to the Contracts.

The Acquiring Fund intends to comply with the diversification requirements currently imposed by the Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by Separate Accounts.  The Investment Advisory and Management Agreement requires the Acquiring Fund to be operated in compliance with these diversification requirements.  The Adviser may depart from the investment strategy of the Acquiring Fund only to the extent necessary to meet these diversification requirements.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Acquired Fund and the Acquiring Fund for the period of the Acquired Fund and the Acquiring Fund’s operations.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Acquired Fund or the Acquiring Fund (assuming reinvestment of all dividends and distributions). The following table provides selected per share data for one share of the Acquired Fund and the Acquiring Fund.  The information does not reflect any charges imposed under a Contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate Contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2014 (semi-annual report) has not been audited. Each Fund’s financial statements are included in the Trust’s Annual Report, which is available upon request.

Curian Variable Series Trust
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)(e)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
Curian Guidance – Conservative Fund
06/30/2014 *	$10.64	$(0.01)	$0.52	$0.51	–	–	$11.15	4.79%	$76,827	12%	0.27%	0.27%	(0.27)%
12/31/2013	10.62	0.15	(0.06)	0.09	(0.06)	(0.01)	10.64	0.85	58,236	88	0.42	0.42	1.37
12/31/2012 +	10.00	0.26	0.36	0.62	–	–	10.62	6.20	25,383	5	0.46	0.46	2.75
Curian Guidance – International Conservative Fund
06/30/2014 *	9.81	(0.01)	0.55	0.54	–	–	10.35	5.50	3,457	11	0.27	0.27	(0.27)
12/31/2013 ‡	10.00	0.26	(0.45)	(0.19)	–	–	9.81	(1.90)	1,935	36	0.42	0.42	4.02

* The information as of June 30, 2014 has not been audited.
‡ Commenced operations on April 29, 2013. + Commenced operations on February 6, 2012.
(a) Annualized for periods less than one year.
(b) Per share data calculated using average shares method.
(c)  Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)  Portfolio turnover is not annualized for periods of less than one year.  For the Feeder Fund and fund of funds, portfolio turnover rate is based on the Feeder Fund's or fund of funds' purchases or sales of the Master Fund or underlying funds, respectively.
(e)   Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund's or underlying funds' expenses.

VOTING INFORMATION

The following information applies to the Reorganization of the Acquired Fund and Acquiring Fund for which you are entitled to vote.

The Meeting

The Meeting will be held at 10:30 a.m. Eastern Time, on April 2, 2015, at 1 Corporate Way, Lansing, Michigan 48951, together with any adjournment thereof.  The Meeting is being held to consider and vote on the Plan of Reorganization, which provides for the reorganization of the International Conservative Fund into the Conservative Fund, and any other business that may properly come before the Meeting.  Only shareholders of the Acquired Fund are entitled to vote on this matter, and approval or disapproval as of the Reorganization contemplated by the Plan of Reorganization will be solicited separately for the Acquired Fund.

A copy of the Plan of Reorganization is attached hereto as Appendix A of this Proxy Statement/Prospectus.

The Board fixed the close of business on February 6, 2015, as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

Quorum and Voting

The By-laws of the Trust, dated September 7, 2011 provide that except as otherwise provided by law, the Trust’s Agreement and Declaration of Trust or the By-laws, the holders of a majority of the shares issued and outstanding and entitled to vote at the meeting, present in person, present by means of remote communication in a manner, if any, authorized by the Board in its sole discretion, or represented by proxy, shall constitute a quorum for the transaction of business.  A quorum, once established at a meeting, shall not be broken by the withdrawal of enough votes to leave less than a quorum.

The Agreement and Declaration of Trust for the Trust, dated September 7, 2011 (the “Declaration of Trust”), is the same for each Fund.  The Declaration of Trust provides that the Trust or any series may merge or consolidate into any other corporation, association, trust or other organization or may sell, lease or exchange all or substantially all of the Trust property or trust property allocated or belonging to such series, including its good will, upon such terms and conditions and for such consideration: (a) when and as authorized at any meeting of shareholders called for the purpose by the affirmative vote of the holders of two-thirds of the shares of the Trust or such series outstanding and entitled to vote and present in person or by proxy at a meeting of shareholders, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or such series; provided, however, that, if such merger, consolidation, sale, lease or exchange is recommended by the Trustees, the vote or written consent of the holders of a majority of the outstanding shares of the Trust or such series entitled to vote shall be sufficient authorization; or (b) if deemed appropriate by a majority of the Trustees, including a majority of the Independent Trustees, without action or approval of the shareholders, to the extent consistent with applicable laws and regulations; and any such merger, consolidation, sale, lease or exchange shall be deemed for all purposes to have been accomplished under and pursuant to Massachusetts law.

Required Vote

The Declaration of Trust confers on shareholders a right to vote on consolidation or termination of a series of the Trust under certain circumstances. In the event of a shareholder vote, SEC rules under the 1940 Act require approval by a majority of the outstanding voting securities of the Acquired Fund. Thus a majority of the outstanding voting securities of the Acquired Fund is required to approve its Reorganization.

Where a vote of the “majority of the outstanding voting securities” of a Fund is required to approve the Proposal, it shall mean the lesser of (i) 67% or more of the shares of the Fund entitled to vote thereon present in person or by proxy at the Meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.  The approval of the Proposal depends upon whether a sufficient number of votes are cast for the Proposal.  Accordingly, an instruction to abstain from voting on any proposal has the same practical effect as an instruction to vote against the proposal.

Contract Owner Voting Instructions

The Trust is organized as a Massachusetts business trust.  Shares of the Trust currently are sold only to Separate Accounts of the Insurance Companies to fund the benefits of variable insurance contracts, to qualified and certain non-qualified employee benefit plans of Jackson National or directly to the Insurance Companies.  In addition, shares of the Trust are sold to certain funds of the Trust and the JNL Series Trust organized as fund of funds.  Although the Insurance Companies legally own all of the shares of the Fund held in their respective Separate Accounts that relate to the Contracts, a portion of the value of each Contract is invested by the Insurance Companies, as provided in the Contract, in shares of one or more funds.

Contract Owners have the right under the interpretations of the 1940 Act to instruct the relevant Insurance Company how to vote the shares attributable to their Contract.  Contract Owners at the close of business on the Record Date will be entitled to notice of the Meeting and to instruct the relevant Insurance Company how to vote at the Meeting or any adjourned session.  The Insurance Company will vote all such shares in accordance with the voting instructions timely given by the Contract Owners with assets invested in the Acquired Fund.  Shares for which the Insurance Company receives a voting instruction card that is signed, dated and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of the Proposal.  Shares for which the Insurance Company receives no timely voting instructions from a Contract Owner will be voted by the applicable Insurance Company either for or against approval of the applicable Proposal, or as an abstention, in the same proportion as the Shares for which Contract Owners have provided voting instructions to the Insurance Company.  The Insurance Companies and their affiliates will vote their own shares and shares held by other regulated investment companies in the same proportion as voting instructions timely given by Contract Owners.  As a result, a small number of Contract Owners may determine the outcome of the vote.

Contract Owners may use the enclosed voting instructions form as a ballot to give their voting instructions for those shares attributable to their Contract as of the Record Date.  The Insurance Companies have fixed the close of business on March 31, 2015 as the last day on which voting instructions will be accepted, other than those provided in person at the Meeting.

Proxy and Voting Instruction Solicitations

The Board is soliciting proxies from shareholders of the Acquired Fund.  The Insurance Companies are the shareholders of record and are soliciting voting instructions from their Contract Owners as to how to vote at the Meeting.  In addition to the mailing of these proxy materials, voting instructions may be solicited by letter, facsimile, telephone or personal contact by officers or employees of the Trust, Curian Capital or officers or employees of the Insurance Companies.

Curian Capital, as the Trust’s Administrator, has retained the services of Computershare Fund Services (“Computershare”), 280 Oser Avenue, New York, New York 11788, to assist in the tabulation of voting instructions.  The anticipated cost of the services to be provided by Computershare in connection with this proxy solicitation is approximately $4,270.

The costs of printing and mailing of the Notice, this Proxy Statement/Prospectus, and the accompanying voting instruction card, and the solicitation of Contract Owner voting instructions, will be paid by JNAM.  The Trust does not expect to bear any significant expenses in connection with the Meeting or the solicitation of proxies and voting instructions.

Adjournments

Any authorized voting instructions will be valid for any adjournment of the Meeting.  If the management of the Trust receives an insufficient number of votes to approve the Proposal, the Meeting may be adjourned to permit the solicitation of additional votes.  Those persons named as proxies in the voting instructions have the discretion to vote for any such adjournment.  The approval of the Proposal depends upon whether a sufficient number of votes are cast for the Proposal.  Accordingly, an instruction to abstain from voting on the Proposal has the same practical effect as an instruction to vote against the Proposal.

Revocation of Voting Instructions

Any person giving voting instructions may revoke them at any time prior to exercising them by submitting to the Insurance Companies a superseding voting instruction form or written notice of revocation.  Only the Contract Owner executing the voting instructions can revoke them.  The Insurance Companies will vote the shares of the Acquired Fund in accordance with all properly executed and un-revoked voting instructions.

Outstanding Shares and Principal Shareholders

The Insurance Companies will vote on the Reorganization as instructed by their Contract Owners.  As of February 6, 2015, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Acquired Fund.

Because the shares of the Funds are sold only to the Insurance Companies, certain Funds of the Trust and the JNL Series Trust organized as funds-of-funds, and certain qualified and nonqualified retirement plans, the Insurance Companies, through the Separate Accounts which hold shares in the Trust as funding vehicles for the Contracts and certain retirement plans, are the owner of record of substantially all of the shares of the Trust.  In addition, Jackson National, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes.  The table below shows the number of outstanding shares of the Acquired Fund as of the Record Date that are entitled to vote at the Meeting.

Fund	Total Number of Shares
International Conservative Fund	531,364.653

As of the Record Date, February 6, 2015, to the Trust’s knowledge, no persons owned 5% or more of the shares of the Acquired Fund either beneficially or of record.

*           *           *           *           *

APPENDIX A

PLAN OF REORGANIZATION

CURIAN VARIABLE SERIES TRUST
CURIAN GUIDANCE – INTERNATIONAL CONSERVATIVE FUND
CURIAN GUIDANCE – CONSERVATIVE FUND

This Plan of Reorganization has been entered into on April 24, 2015, by CURIAN VARIABLE SERIES TRUST (the “Trust”), a Massachusetts business trust, on behalf of its CURIAN GUIDANCE – INTERNATIONAL CONSERVATIVE FUND (the “International Conservative Fund,” or the “Acquired Fund”) and CURIAN GUIDANCE – CONSERVATIVE FUND (the “Conservative Fund,” or the “Acquiring Fund”).

WHEREAS, the Trust is registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has determined that the transaction described herein is fair and reasonable, that participation in the transaction described herein is in the best interests of the Acquired Fund, and that the interests of the existing shareholders of both the Acquired Fund and the Acquiring Fund will not be diluted as a result of the transactions described herein;

WHEREAS Article II, Section 1 of the Trust’s Declaration of Trust, dated September 7, 2011 (the “Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations; and

WHEREAS the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund, subject to the approval of the shareholders of the Acquired Fund;

NOW, THEREFORE, all the assets, liabilities and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act; and provided further that the Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

1.
The Closing Date shall be April 24, 2015, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;

2.
On or before the Closing Date, and before effecting the reorganization transaction described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that:

a.
 the transaction will qualify as a “reorganization” (as defined in Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (“Code”)), and each Fund will be “a party to a reorganization” (within the meaning of Section 368(b) of the Code); the Acquired Fund will recognize no gain or loss on the transfer of the assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the liabilities or on the subsequent distribution of those

Acquiring Fund shares to the Acquired Fund shareholders in exchange for their Acquired Fund shares; the Acquiring Fund will recognize no gain or loss on its receipt of the assets in exchange solely for Acquiring Fund Shares and its assumption of the related liabilities; the Acquiring Fund’s basis in each asset will be the same as the Acquired Fund’s basis therein immediately before the reorganization transaction, and the Acquiring Fund’s holding period for each asset will include the Acquired Fund’s holding period therefore (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period); an Acquired Fund shareholder will recognize no gain or loss on the exchange of all its Acquired Fund shares solely for Acquiring Fund shares pursuant to the reorganization transaction; and an Acquired Fund shareholder’s aggregate basis in the Acquiring Fund shares it receives in the reorganization transaction will be the same as the aggregate basis in its Acquired Fund shares it actually or constructively surrenders in exchange for those Acquiring Fund shares, and its holding period for those Acquiring Fund shares will include, in each instance, its holding period for those Acquired Fund shares, provided the Acquired Fund shareholder holds those Acquired Fund shares as capital assets at the Closing Date; and

b.
the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the Acquiring Fund.

3.
In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund.  Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.

4.
For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of the Trust.

5.
Upon completion of the foregoing transactions, the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of the Trust’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the Board of Trustees.  The Trust’s Board of Trustees and management of the Trust shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.

6.
The costs and expenses of this transaction associated with soliciting proxies, including the preparation, filing, printing and mailing of proxy solicitation material and disclosure documents, and obtaining a consent from an independent registered public accounting firm, shall be borne by Jackson National Asset Management, LLC.

A copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the Trust individually, but only binding on the assets and properties of the Trust.

IN WITNESS WHEREOF, Curian Variable Series Trust, on behalf of the Curian Guidance – International Conservative Fund and Curian Guidance – Conservative Fund has caused this Plan of Reorganization to be executed and attested in the City of Denver, State of Colorado, on the date first written above.

CURIAN VARIABLE SERIES TRUST

By:
Mark D. Nerud, President and CEO

Attest:
Susan S. Rhee, Vice President

APPENDIX B

More Information on Strategies and Risk Factors

Curian Guidance – Conservative Fund

Investment Objective.  The investment objective of the Curian Guidance – Conservative Fund (the “Fund”) is to seek the generation of income through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.  The Fund allocates its assets to Underlying Funds that invest in fixed income and other income-oriented securities of issuers in the U.S. and foreign countries, including emerging markets.  In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The Fund considers the Underlying Funds in the Domestic/Global Fixed Income and International Fixed Income investment categories to be funds that invest primarily in fixed income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed below.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed Income

Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust
JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund
Curian Dynamic Risk Advantage – Income Fund

JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P International 5 Fund
JNL Variable Fund LLC	JNL/S&P Mid 3 Fund
JNL/Mellon Capital Communications Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Nasdaq® 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund

Alternative Assets	Alternative Strategies

Curian Variable Series Trust	Curian Variable Series Trust
Curian/CenterSquare International Real Estate Securities Fund	Curian/AQR Risk Parity Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Van Eck International Gold Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian Long Short Credit Fund
JNL Series Trust	Curian/Neuberger Berman Currency Fund
JNL/BlackRock Commodity Securities Strategy Fund	Curian/Nicholas Convertible Arbitrage Fund
JNL/Brookfield Global Infrastructure and MLP Fund	Curian/Pinebridge Merger Arbitrage Fund
JNL/Invesco Global Real Estate Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
JNL/Red Rocks Listed Private Equity Fund
JNL Series Trust
Tactical Management	JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL Series Trust	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/BlackRock Global Allocation Fund	JNL/Mellon Capital Global Alpha Fund
JNL/Ivy Asset Strategy Fund

The Fund seeks to achieve the generation of income through its investment in Underlying Funds that invest primarily in fixed income securities and other income generating securities or strategies.  Investments may include Underlying Funds that invest in fixed income securities, including bonds of U.S. issuers as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”  Modest allocations may also include Underlying Funds that invest in both domestic and international dividend-paying, equity securities and real estate investment trusts.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Bonds risk
•	Commodity risk
•	Counterparty risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Interest rate risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Real estate investment risk
•	Sovereign debt risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, below for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This document does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Leverage risk
•	Prepayment risk
•	Sector risk
•	Temporary defensive positions and large cash positions risk

Curian Guidance – International Conservative Fund

Investment Objective.  The investment objective of the Curian Guidance – International Conservative Fund (the “Fund”) is to seek total return, consistent with preservation of capital, through a predominant allocation in international bonds, stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian

Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.  The Fund allocates its assets to Underlying Funds that invest primarily in international bonds as well as equity securities of issuers in the U.S. and foreign countries, including emerging markets.  In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The Fund considers the Underlying Funds in the Domestic/Global Fixed Income and International Fixed Income investment categories to be funds that invest primarily in fixed income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed below.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed Income

Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust
JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund
Curian Dynamic Risk Advantage – Income Fund

JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P International 5 Fund
JNL Variable Fund LLC	JNL/S&P Mid 3 Fund
JNL/Mellon Capital Communications Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Nasdaq® 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund

Alternative Assets	Alternative Strategies

Curian Variable Series Trust	Curian Variable Series Trust
Curian/CenterSquare International Real Estate Securities Fund	Curian/AQR Risk Parity Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Van Eck International Gold Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian Long Short Credit Fund
JNL Series Trust	Curian/Neuberger Berman Currency Fund
JNL/BlackRock Commodity Securities Strategy Fund	Curian/Nicholas Convertible Arbitrage Fund
JNL/Brookfield Global Infrastructure and MLP Fund	Curian/Pinebridge Merger Arbitrage Fund
JNL/Invesco Global Real Estate Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
JNL/Red Rocks Listed Private Equity Fund
JNL Series Trust
Tactical Management	JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL Series Trust	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/BlackRock Global Allocation Fund	JNL/Mellon Capital Global Alpha Fund
JNL/Ivy Asset Strategy Fund

The Fund seeks to achieve long-term growth of capital through its investment in Underlying Funds that invest primarily in fixed income and equity securities.  Investments may include Underlying Funds that invest in both domestic and international stocks and bonds of large established companies, as well as stocks and bonds of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in international emerging markets.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Bonds risk
•	Commodity risk
•	Counterparty risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Interest rate risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Real estate investment risk
•	Sovereign debt risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section below for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This document does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Investment strategy risk
•	Large-capitalization investing risk
•	Leverage risk
•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Prepayment risk
•	Sector risk
•	Small-capitalization investing risk
•	Temporary defensive positions and large cash positions risk

Glossary of Risks

Allocation risk – The Fund is subject to the risk of changes in market and economic conditions when determining and revising the selection and percentages of allocations among appropriate Underlying Funds.

Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels). In addition, some commodities are subject to limited pricing flexibility because of supply and demand factors, and others are subject to broad price fluctuations as a result of the volatility of prices for certain raw materials and the instability of supplies of other materials.

Actions of and changes in governments, and political and economic instability, in commodity-producing and -exporting countries may affect the production and marketing of commodities. In addition, commodity-related industries throughout the world are subject to greater political, environmental, and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may adversely affect the products and services of companies in the commodities industries. The effect of future regulations affecting commodity-related industries cannot be predicted.  The value of a Fund with exposure to the commodities market may decline and fluctuate in a rapid and unpredictable manner.

Counterparty risk – A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. Counterparty risk is heightened during unusually adverse market conditions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because there is more time for events to occur that may prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives will be affected by rules and regulations affecting the derivatives market. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodity Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report a Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. A Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with a Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Credit risk – The Fund could lose money on a debt security, including a participatory note, if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do.

Currency risk – Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.  The Fund accrues additional expenses when engaging in currency exchange transactions, and valuation of a Fund’s foreign securities may be subject to greater risk because both the price of the currency (relative to the U.S. dollar) and the price of the security may fluctuate with market and economic conditions.

Derivatives risk – The Fund may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. Derivatives include swaps (including interest rate swaps and credit default swaps), options, futures contracts, forward currency contracts, reverse repurchase agreements, other OTC contracts, and certain exchange-traded funds. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities, and indices. The SAI contains a description of the various types and uses of derivatives in the Funds’ investment strategies.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the investment manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., non-U.S. currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii)

 require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund may not receive the collateral the day the collateral is called for.

Events affecting the creditworthiness of a Fund’s counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in adverse market conditions.  In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including liquidity, market, counterparty, credit, and currency risks. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive. In addition, the Adviser may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” below) and counterparty risk (see “Counterparty Risk” above), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, a Fund will make payments (including margin payments) to and receive payments from a clearing house through its account at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, a Fund may be required to provide more margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives transaction, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives transaction at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” above) margin for cleared derivatives transactions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the investment manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between a Fund and its clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for a Fund, the Fund is still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection. In addition, the documentation governing the relationship between a Fund and clearing members is drafted by the clearing members and generally is less favorable to a Fund than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by a Fund in favor of the clearing member for losses the clearing member incurs as the Fund’s clearing member and typically does not provide the Fund any remedies if the clearing member defaults or becomes insolvent.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing exposes the Funds to new kinds of risks and costs.

Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  There may be government policies that restrict investment by foreigners, and a higher risk of a government taking private property.  Low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility.  Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Fund’s performance.

Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.  Investments in foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations.  Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods.  Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.

Frontier market countries risk – Frontier market countries generally have smaller economies and less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of the Fund’s shares to decline.

Governments of many frontier market countries in which the Fund may invest may exercise substantial influence over many aspects of the private sector. In some cases, the governments of such frontier market countries may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier market country and on market conditions, prices and yields of securities in the Fund’s portfolio. Moreover, the economies of frontier market countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Investment in equity securities of issuers operating in certain frontier market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain frontier market countries and increase the costs and expenses of the Fund. Certain frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain frontier market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Frontier market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as the Fund. In addition, if deterioration occurs in a frontier market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in frontier market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

There may be no centralized securities exchange on which securities are traded in frontier market countries. Also, securities laws in many frontier market countries are relatively new and unsettled. Therefore, laws regarding foreign investment in frontier market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably.

The frontier market countries in which the Fund invests may become subject to sanctions or embargoes imposed by the U.S. government and the United Nations. The value of the securities issued by companies that operate in, or have dealings with these countries may be negatively impacted by any such sanction or embargo and may reduce the Fund’s returns.

Banks in frontier market countries used to hold the Fund’s securities and other assets in that country may lack the same operating experience as banks in developed markets. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held by a foreign bank in the event of the bankruptcy of the bank. Settlement systems in frontier markets may be less well organized than in the developed markets. As a result, there is greater risk than in developed countries that settlements will take longer and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the settlement systems.

High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments.  An unanticipated default would result in a reduction in income, a decline in the market value of the related securities and a decline in value.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing.  The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer.  Periods of economic or political uncertainty and change can be expected to result in price volatility.

Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Conversely, as interest rates decrease, the prices of fixed income securities tend to increase.  In a low interest rate environment, an increase in interest rates could have a negative impact on the price of fixed income securities, and could negatively impact a Fund’s portfolio of fixed income securities.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.  Inflation-indexed securities, including Treasury Inflation Protected Securities, decline in value when real interest rates rise.  In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Floating rate investments have adjustable interest rates and as a result, generally fluctuate less in response to interest rate changes than will fixed-rate investments.  However, because floating rates generally only reset periodically, changes in prevailing interest rates may cause a fluctuation in the Fund’s value.  In addition, extreme increases in prevailing interest rates may cause an increase in defaults on floating rate investments, which may cause a further decline in the Fund’s value.  Finally, a decrease in interest rates could adversely affect the income earned by the Fund from its floating rate debt securities.

The Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the investment manager in using these investment strategies may not produce the returns expected by the investment manager, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Large-capitalization investing risk – Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Leverage risk – Certain transactions, such as reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements.  Leverage, including borrowing, may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  Small capitalization companies and companies domiciled in emerging markets pose greater liquidity and volatility risks of price fluctuations.  Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans.  For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time.  During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed.  Difficulty in selling a floating rate loan can result in a loss.

Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective, or may negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the manager of the Fund.  There is no guarantee that the investment objective of the Fund will be achieved.

Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Non-diversification risk – The Fund is “non-diversified.” As such, the Fund may invest in a limited number of issuers. Under a definition provided by the Investment Company Act of 1940, as amended (the “1940 Act”), non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries. If these securities were to decline in value, there could be a substantial loss of the investment. In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

Portfolio turnover risk – The Fund may actively trade securities or instruments in seeking to achieve its objective.  Doing so may increase transaction costs, which may reduce performance.  Active trading also may increase realized short-term capital gains and losses.

Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security.

Real estate investment risk – Real estate is also affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline.  Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.  Many real estate companies, including real estate investment trusts (“REITs”), utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. A real estate company may become liable for removal or other costs related to environmental contamination.  Real estate companies tend to be small to medium-sized companies and share prices can be more volatile than, and perform differently from, larger company shares.   The Fund could hold real estate directly if a company defaults on its debt securities.  Direct ownership in real estate present additional risks, including liquidity risks, declines in value of the properties, risks from general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations, increases in interest rates, and the risk of generating too much income that would not be qualifying income under Subchapter M of the Code.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks.  Investment in REITs may be affected by the management skill of the persons managing the REIT and are often not diversified.  Equity REITs, which invest a majority of their assets directly in real property and derive income primarily from the collection of rents and lease payments, may be affected by changes in the value of the underlying property owned by the trust, while mortgage REITs, which invest the majority of their assets in real estate mortgages and derive income primarily from the collection of interest payments, may be affected by the quality of any credit extended.  REITs are also subject to heavy cash flow dependency and to defaults by borrowers or lessees.  In addition, REITs possibly could fail to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act.  Certain REITs provide for a specified term of existence in their trust documents.  Such REITs run the risk of liquidating at an economically disadvantageous time.  The Fund will bear a proportional share of the REITs’ expenses.

Sector risk – Investment of a significant portion in the securities of companies involved in the financial services sector carries greater risk of adverse developments in a sector affecting performance.  The financial services sector is affected by general economic conditions and legal, cultural or technological developments.  When growth is slowing, demand for services decreases and prices and dividends may decline.

Although financial services companies carry more risk than a more diversified fund the dividends typically paid by financial services companies may help to moderate this risk to some extent.  The financial services sector is highly correlated and particularly sensitive to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults, regulatory developments, and price competition.  Financial services companies may also be hurt when interest rates rise sharply to varying degrees.  The stocks may also be vulnerable to rapidly rising inflation.  The industry is not generally perceived to be dynamic or aggressive, which could lessen fund performance.

Short sales risk – The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short sale may be affected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Many small capitalization companies may be in the early stages of development.  Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.  If a governmental entity defaults, it may ask for more time in which to pay or for further loans.  There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Temporary defensive positions and large cash positions risk – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and sub-adviser transitions, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments.  During periods in which the Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective.  Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

Underlying Funds risk – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.  The ability of the Fund to achieve its investment objective will depend in part upon the investment manager’s ability to allocate investments in the Underlying Funds and their ability to achieve their investment objectives.  There can be no assurance that the investment objective of any Underlying Fund will be achieved.  The Fund also will bear its pro-rata portion of the operating expenses of the Underlying Funds, including Management and Administrative Fees and 12b-1 fees.

APPENDIX C

STATEMENT OF ADDITIONAL INFORMATION

FEBRUARY 19, 2015

CURIAN VARIABLE SERIES TRUST

Curian Guidance – International Conservative Fund
(a series of Curian Variable Series Trust)
(the “Acquired Fund”)

AND

Curian Guidance – Conservative Fund
(a series of Curian Variable Series Trust)
(the “Acquiring Fund”)

7601 Technology Way
Denver, Colorado 80237
(877) 847-4143

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:
Curian Guidance – International Conservative Fund	Curian Guidance – Conservative Fund

This Statement of Additional Information (the “SAI”) relates specifically to the proposed reorganization of the Acquired Fund into the Acquiring Fund under which the Acquiring Fund would acquire all of the assets of the Acquired Fund in exchange solely for shares of the Acquiring Fund and that Acquiring Fund’s assumption of all of the Acquired Fund’s liabilities (the “Reorganization”).  This SAI is available to separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York with amounts allocated to an Acquired Fund and to other shareholders of the Acquired Fund as of February 6, 2015.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

(1)	The Acquiring Fund’s and Acquired Fund’s Statement of Additional Information dated April 28, 2014, as supplemented (File Nos. 333-177369 and 811-22613);

(2)	The Annual Report to Shareholders of the Acquiring Fund and the Acquired Fund for the fiscal year ended December 31, 2013 (File Nos. 333-177369 and 811-22613);

(3)	The Semi-Annual Report to Shareholders of the Acquiring Fund and the Acquired Fund for the period ended June 30, 2014 (File Nos. 333-177369 and 811-22613);

This SAI is not a prospectus.  A Proxy Statement and Prospectus dated February 19, 2015, relating to the Reorganization (the “Proxy Statement/Prospectus”) may be obtained, without charge, by writing to the Trust at 1 Corporate Way, Lansing, Michigan 48951or calling (517) 381-5500.  This SAI should be read in conjunction with the Proxy Statement/Prospectus.

C-1

PRO FORMA FINANCIAL INFORMATION

Curian Guidance – International Conservative Fund merging into Curian Guidance – Conservative Fund

In accordance with the instructions to the Form N-14 proxy statement and prospectus, pro forma financial information for Curian Guidance – International Conservative Fund (“International Conservative Fund”) and Curian  Guidance – Conservative Fund (“Conservative Fund”) after giving effect to the proposed Reorganization is not required to be included in this SAI because the net assets of the International Conservative Fund as of February 2 , 2015, within 30 days prior to the date of filing of the proxy statement and prospectus for the proposed Reorganization, are less than 10 percent of the net assets of the Conservative Fund.

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT!

EASY VOTING OPTIONS:
VOTE ON THE INTERNET Log on to: www.proxy-direct.com or scan the QR code Follow the on-screen instructions available 24 hours
VOTE BY PHONE Call 1-866-298-8476 Follow the recorded instructions available 24 hours
VOTE BY MAIL Vote, sign and date this Voting Instruction Card and return in the postage-paid envelope
VOTE IN PERSON Attend Shareholder Meeting 1 Corporate Way Lansing, MI on April 2, 2015

Please detach at perforation before mailing.

CURIAN GUIDANCE – INTERNATIONAL CONSERVATIVE FUND OF THE CURIAN VARIABLE SERIES TRUST
THESE INSTRUCTIONS ARE SOLICITED ON BEHALF OF JACKSON NATIONAL LIFE INSURANCE COMPANY
AND JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
MEETING OF SHAREHOLDERS – APRIL 2, 2015

[INSURANCE COMPANY NAME DROP-IN]
The undersigned hereby instructs Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York (each an “Insurance Company” and together the “Insurance Companies”) to vote all shares of the Curian Guidance – International Conservative Fund of the Curian Variable Series Trust (the “Fund”) attributable to his or her variable annuity contract (“Variable Contract”) at the Meeting of Shareholders to be held at 1 Corporate Way, Lansing, Michigan, on Thursday, April 2, 2015 at 10:30 a.m. (Eastern time) (the “Meeting”) and at any and all adjournments thereof, in accordance with the following instruction. The undersigned hereby revokes any and all voting instructions with respect to such shares previously given by the undersigned. The undersigned acknowledges receipt of the Proxy Statement relating to the Meeting. The undersigned may revoke this voting instruction at any time prior to the date on which the Insurance Companies will exercise voting instructions, March 31, 2015, by execution of subsequent voting instructions, c/o Proxy Tabulator, P.O. Box 18011, Hauppauge, NY 11788-8811, or by appearing and providing voting instructions in person at the Meeting.

These voting instructions are being solicited by Jackson National Life Insurance Company, on behalf of its Jackson National Separate Accounts I and by Jackson National Life Insurance Company of New York, on behalf of its JNLNY Separate Account I.

The Insurance Company that issued your Variable Contract will vote the shares related thereto as instructed. If this voting instruction card is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote the shares in favor of the proposal specified on the reverse side. This voting instruction card also grants discretionary power to vote upon such other business as may properly come before the meeting.

VOTE VIA THE INTERNET: www.proxy-direct.com
VOTE VIA TELEPHONE: 1-866-298-8476

Note: Please sign exactly as your name(s) appear(s) on this voting instruction card, and date it. If Variable Contract is held jointly, each holder should sign. When signing in a representative capacity, please give title.

Signature

Additional Signature (if held jointly)

Date	JAC_26403_021715-BK3_VI

PLEASE BE SURE TO SIGN AND DATE THIS PROXY AND MARK IT ON THE REVERSE SIDE

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the
Meeting of Shareholders of the Curian Guidance – International Conservative Fund of
the Curian Variable Series Trust To Be Held on April 2, 2015

The Proxy Statement for the Meeting and the accompanying Notice of Meeting of Shareholders and the voting instruction card are available at: https://www.proxy-direct.com/jac-26403

Please detach at perforation before mailing.

PLEASE MARK, SIGN AND DATE THIS VOTING INSTRUCTION CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example: ■

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PLAN OF REORGANIZATION.

	FOR	AGAINST	ABSTAIN
1.
To approve the Plan of Reorganization, adopted by the Curian Variable Series Trust’s Board of Trustees, which provides for the reorganization of the Curian Guidance - International Conservative Fund, a series of the Curian Variable Series Trust, into the Curian Guidance – Conservative Fund, also a series of the Curian Variable Series Trust.
	[ ]	[ ]	[ ]

EVERY VOTE IS IMPORTANT! PLEASE VOTE USING ONE OF THE AVAILABLE OPTIONS!
JAC_26403_021715-BK3_VI

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

EASY VOTING OPTIONS:

VOTE ON THE INTERNET Log on to: www.proxy-direct.com or scan the QR code Follow the on-screen instructions available 24 hours

VOTE BY PHONE Call 1-800-337-3503 Follow the recorded instructions available 24 hours

VOTE BY MAIL Vote, sign and date this Proxy Card and return in the postage-paid envelope

VOTE IN PERSON Attend Shareholder Meeting 1 Corporate Way Lansing, MI on April 2, 2015

Please detach at perforation before mailing.

PROXY	CURIAN GUIDANCE – INTERNATIONAL CONSERVATIVE FUND OF THE CURIAN VARIABLE SERIES TRUST THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES MEETING OF SHAREHOLDERS – APRIL 2, 2015	PROXY

The undersigned shareholder hereby appoints Susan S. Rhee and Kelly L. Crosser as proxies of the undersigned, with full power of substitution to each, and hereby authorizes each of them to represent the undersigned and to vote at the Meeting of Shareholders of the Curian Guidance – International Conservative Fund of the Curian Variable Series Trust (the “Fund”) to be held at 1 Corporate Way, Lansing, Michigan, on Thursday, April 2, 2015 at 10:30 a.m. (Eastern time) (the “Meeting”) and at any and all adjournments thereof, all shares of the Fund which the undersigned would be entitled to vote if personally present, in accordance with the following instructions. The undersigned hereby revokes any and all proxies with respect to such shares previously given by the undersigned. The undersigned acknowledges receipt of the Proxy Statement relating to the Meeting. This proxy may be revoked at any time prior to its exercise at the Meeting by execution of a subsequent proxy card, by written notice to the Fund, c/o Proxy Tabulator, P.O. Box 18011, Hauppauge, NY 11788-8811, or by voting at the Meeting.

This proxy also grants discretionary power to vote upon such other business as may properly come before the meeting.

VOTE VIA THE INTERNET:	www.proxy-direct.com
VOTE VIA TELEPHONE:	1-800-337-3503

Note: Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give title.

Signature and Title, if applicable

Signature (if held jointly)

Date	JAC_26403_021315-BK3

PLEASE BE SURE TO SIGN AND DATE THIS PROXY AND MARK IT ON THE REVERSE SIDE

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

Important Notice Regarding the Availability of Proxy Materials for the
Meeting of Shareholders of the Curian Guidance – International Conservative Fund of the
Curian Variable Series Trust To Be Held on April 2, 2015

The Proxy Statement for the Meeting and the accompanying Notice of Meeting of Shareholders and the form of proxy card are available at https://www.proxy-direct.com/jac-26403

Please detach at perforation before mailing.

PLEASE MARK, SIGN AND DATE THIS PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE.
TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example: ■

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PLAN OF REORGANIZATION.

	FOR	AGAINST	ABSTAIN
1.
To approve the Plan of Reorganization, adopted by the Curian Variable Series Trust’s Board of Trustees, which provides for the reorganization of the Curian Guidance – International Conservative Fund, a series of the Curian Variable Series Trust, into the Curian Guidance – Conservative Fund, also a series of the Curian Variable Series Trust.
	[ ]	[ ]	[ ]

EVERY VOTE IS IMPORTANT! PLEASE VOTE USING ONE OF THE AVAILABLE OPTIONS!
JAC_26403_021315-BK3